INVENTORIES	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
INVENTORIES
8.	INVENTORIES

	June 30, 2025 US$‘000	December 31, 2024 US$‘000
Raw materials and consumables	11,295	10,032
Work-in-progress	5,980	4,989
Finished goods	2,854	4,353

	20,129	19,374

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$7,094,000 (December 31, 2024: US$7,648,000).